UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
January 31, 2017

Emerging Markets Debt - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 76.4%
Algeria — 0.6%
GTH Finance BV, 7.25%, 4/26/23(1)	200,000	218,500
Argentina — 3.3%
Aeropuertos Argentina 2000 SA, 6.875%, 2/1/27(1)	150,000	151,875
Cablevision SA, 6.50%, 6/15/21(1)	500,000	516,250
Pampa Energia SA, 7.50%, 1/24/27(1)	300,000	296,925
YPF SA, 8.50%, 3/23/21(1)	200,000	217,250
		1,182,300
Bangladesh — 1.2%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	400,000	421,000
Brazil — 5.4%
ESAL GmbH, 6.25%, 2/5/23	200,000	200,560
Globo Comunicacao e Participacoes SA, 4.875%, 4/11/22	300,000	306,375
Petrobras Global Finance BV, 8.375%, 5/23/21	300,000	334,440
Petrobras Global Finance BV, 8.75%, 5/23/26	500,000	565,000
Suzano Trading Ltd., 5.875%, 1/23/21	300,000	318,375
Vale Overseas Ltd., 6.875%, 11/21/36	200,000	208,800
		1,933,550
Chile — 2.0%
AES Gener SA, 5.00%, 7/14/25(1)	200,000	200,367
Cencosud SA, 5.15%, 2/12/25	300,000	309,474
Inversiones CMPC SA, 4.75%, 9/15/24	200,000	205,390
		715,231
China — 5.6%
Baidu, Inc., 2.75%, 6/9/19	200,000	203,237
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	203,387
CITIC Ltd., 6.80%, 1/17/23	200,000	234,003
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	291,224
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	199,922
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	198,928
Tencent Holdings Ltd., MTN, 2.00%, 5/2/17	650,000	650,282
		1,980,983
Colombia — 5.3%
Banco de Bogota SA, 6.25%, 5/12/26(1)	200,000	208,000
Ecopetrol SA, 5.875%, 9/18/23	500,000	536,730
GrupoSura Finance SA, 5.50%, 4/29/26(1)	400,000	418,100
Millicom International Cellular SA, 6.625%, 10/15/21	400,000	420,500
SUAM Finance BV, 4.875%, 4/17/24	300,000	312,000
		1,895,330
Dominican Republic — 0.9%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)	300,000	308,250
Guatemala — 0.6%
Comcel Trust via Comunicaciones Celulares SA, 6.875%, 2/6/24	200,000	210,500
Hong Kong — 1.8%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	201,747
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	220,135
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	112,238

Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	100,990
		635,110
India — 3.9%
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	210,015
GCX Ltd., 7.00%, 8/1/19	300,000	300,909
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	220,080
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	207,367
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	252,660
Vedanta Resources plc, 6.375%, 7/30/22(1)	200,000	200,800
		1,391,831
Indonesia — 2.5%
Pertamina Persero PT, MTN, 5.625%, 5/20/43	200,000	190,284
TBG Global Pte Ltd., 5.25%, 2/10/22	400,000	406,375
TBG Global Pte. Ltd., 4.625%, 4/3/18	300,000	303,900
		900,559
Israel — 2.4%
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	838,699
Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	300,000	303,000
Kuwait — 0.9%
Kuwait Projects Co., 5.00%, 3/15/23	300,000	314,503
Malaysia — 0.6%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	200,859
Mexico — 8.5%
Alfa SAB de CV, 5.25%, 3/25/24	300,000	305,640
BBVA Bancomer SA, 6.01%, 5/17/22	300,000	301,125
Cemex Finance LLC, 9.375%, 10/12/22	300,000	327,090
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	181,121
Petroleos Mexicanos, 3.50%, 7/18/18	400,000	404,880
Petroleos Mexicanos, 6.875%, 8/4/26	600,000	636,780
PLA Administradora Industrial S de RL de CV, 5.25%, 11/10/22	300,000	286,500
Southern Copper Corp., 7.50%, 7/27/35	400,000	478,942
Southern Copper Corp., 5.25%, 11/8/42	100,000	95,382
		3,017,460
Morocco — 0.6%
OCP SA, 5.625%, 4/25/24	200,000	209,050
Nigeria — 1.8%
GTB Finance BV, 6.00%, 11/8/18	200,000	203,279
Ihs Netherlands Holdco BV, 9.50%, 10/27/21(1)	400,000	424,349
		627,628
Panama — 1.2%
Sable International Finance Ltd., 6.875%, 8/1/22	400,000	423,120
Peru — 1.7%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	199,250
Corp. Financiera de Desarrollo SA, 4.75%, 2/8/22	300,000	318,390
InRetail Consumer, 5.25%, 10/10/21	100,000	102,750
		620,390
Philippines — 0.6%
Alliance Global Group (Cayman Islands), Inc., 6.50%, 8/18/17	100,000	102,355
FPT Finance Ltd., 6.375%, 9/28/20	100,000	108,545
		210,900
Poland — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 9/26/22	200,000	209,132

Qatar — 2.9%
Nakilat, Inc., 6.27%, 12/31/33	212,140	243,961
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	198,140
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	500,000	578,750
		1,020,851
Republic of Korea — 1.7%
Hyundai Capital America, 2.55%, 2/6/19	200,000	201,036
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	204,128
Woori Bank, MTN, 4.75%, 4/30/24	200,000	204,593
		609,757
Russia — 3.4%
Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	200,000	214,531
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	200,000	230,371
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	217,580
Lukoil International Finance BV, 4.75%, 11/2/26(1)	300,000	301,137
Mobile Telesystems OJSC Via MTS International Funding Ltd., 8.625%, 6/22/20	200,000	230,617
		1,194,236
Singapore — 2.0%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	302,276
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	204,692
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	203,708
		710,676
South Africa — 1.7%
FirstRand Bank Ltd., MTN, 4.25%, 4/30/20	200,000	204,107
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	200,000	202,760
Myriad International Holdings BV, 5.50%, 7/21/25(1)	200,000	204,512
		611,379
Thailand — 1.2%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	207,371
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	205,366
		412,737
Trinidad and Tobago — 1.2%
Columbus Cable Barbados Ltd., 7.375%, 3/30/21	400,000	426,000
Turkey — 7.7%
Akbank TAS, 3.875%, 10/24/17	400,000	403,083
Finansbank AS, 6.25%, 4/30/19	400,000	413,303
Tupras Turkiye Petrol Rafinerileri AS, 4.125%, 5/2/18	500,000	502,537
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	800,000	804,782
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	200,000	199,852
Turkiye Is Bankasi, 3.75%, 10/10/18	200,000	198,472
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	201,772
		2,723,801
United Arab Emirates — 1.8%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23	200,000	201,776
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	200,000	205,310
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	221,182
		628,268
TOTAL CORPORATE BONDS (Cost $26,634,792)		27,105,590
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.4%
Argentina — 2.5%
Argentine Republic Government International Bond, 6.875%, 1/26/27(1)	900,000	891,225

Egypt — 0.6%
Egypt Government International Bond, 6.125%, 1/31/22(1)	200,000	202,000
Peru — 0.6%
Peruvian Government International Bond, 8.75%, 11/21/33	150,000	223,125
Saudi Arabia — 0.5%
Saudi Government International Bond, 2.375%, 10/26/21(1)	200,000	194,980
Turkey — 3.2%
Turkey Government International Bond, 5.125%, 3/25/22	600,000	599,124
Turkey Government International Bond, 6.25%, 9/26/22	500,000	524,265
		1,123,389
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,673,370)		2,634,719
COMMON STOCKS — 0.1%
Colombia — 0.1%
Pacific Exploration and Production Corp.(2) (Cost $202,817)	1,039	41,577
TEMPORARY CASH INVESTMENTS — 10.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $3,824,213), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $3,749,013)		3,749,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,310	2,310
U.S. Treasury Bills, 0.43%, 2/9/17(3)(4)	100,000	99,990
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,851,301)		3,851,300
TOTAL INVESTMENT SECURITIES — 94.7% (Cost $33,362,280)		33,633,186
OTHER ASSETS AND LIABILITIES — 5.3%		1,869,457
TOTAL NET ASSETS — 100.0%		$35,502,643

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
20	U.S. Treasury 2-Year Notes	March 2017	4,335,938	1,160
22	U.S. Treasury 5-Year Notes	March 2017	2,593,078	15,208
4	U.S. Treasury Long Bonds	March 2017	603,375	(759)
			7,532,391	15,609
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	U.S. Treasury 10-Year Ultra Notes	March 2017	268,313	229

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)*
Bank of America N.A./United Mexican States	500,000	Buy	1.00	12/20/21	16,622	(2,277)	14,345
Bank of America N.A./Republic of Colombia	500,000	Buy	1.00	12/20/21	12,208	(653)	11,555
Barclays Bank plc/Republic of Korea	1,000,000	Buy	1.00	12/20/21	(26,183)	439	(25,744)
					2,647	(2,491)	156

*The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,394,157, which represented 18.0% of total net assets.

(2)	Non-income producing.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $49,994.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	27,105,590	—
Sovereign Governments and Agencies	—	2,634,719	—
Common Stocks	41,577	—	—
Temporary Cash Investments	2,310	3,848,990	—
	43,887	33,589,299	—
Other Financial Instruments
Futures Contracts	16,597	—	—
Swap Agreements	—	25,900	—
	16,597	25,900	—

Liabilities
Other Financial Instruments
Futures Contracts	759	—	—
Swap Agreements	—	25,744	—
	759	25,744	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$33,362,301
Gross tax appreciation of investments	$557,396
Gross tax depreciation of investments	(286,511)
Net tax appreciation (depreciation) of investments	$270,885

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
January 31, 2017

Global Bond - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 46.8%
Argentina — 0.1%
Argentine Republic Government International Bond, 7.50%, 4/22/26(1)		$550,000	575,850
Argentine Republic Government International Bond, 6.875%, 1/26/27(1)		800,000	792,200
			1,368,050
Australia — 1.5%
Australia Government Bond, 4.50%, 4/15/20	AUD	2,535,000	2,077,288
Australia Government Bond, 5.75%, 5/15/21	AUD	10,268,000	8,965,310
Australia Government Bond, 2.75%, 4/21/24	AUD	5,180,000	4,003,050
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,105,049
			18,150,697
Austria — 0.7%
Republic of Austria Government Bond, 3.50%, 9/15/21(1)	EUR	4,480,000	5,666,523
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	1,340,000	1,455,883
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,020,000	1,668,011
			8,790,417
Belgium — 0.4%
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	2,430,000	2,972,471
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	960,000	1,564,653
			4,537,124
Brazil†
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	444,690
Canada — 2.3%
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,320,000	3,279,688
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	7,100,000	5,865,172
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	6,825,000	5,462,839
Province of Quebec Canada, 3.00%, 9/1/23	CAD	9,372,000	7,597,510
Province of Quebec Canada, 5.75%, 12/1/36	CAD	3,900,000	4,069,174
Province of Quebec Canada, 5.00%, 12/1/41	CAD	465,000	455,711
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,445,000	1,142,786
			27,872,880
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	311,925
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		2,100,000	2,625,000
Croatia — 0.2%
Croatia Government International Bond, 6.00%, 1/26/24		1,800,000	1,973,559
Czech — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	29,000,000	1,472,565
Denmark — 0.3%
Denmark Government Bond, 7.00%, 11/10/24	DKK	4,030,000	893,263
Denmark Government Bond, 1.75%, 11/15/25	DKK	16,900,000	2,727,955
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	414,701
			4,035,919

Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	2,037,009
Dominican Republic International Bond, 5.95%, 1/25/27(1)		800,000	802,000
			2,839,009
Egypt — 0.2%
Egypt Government International Bond, 5.75%, 4/29/20		1,000,000	1,022,216
Egypt Government International Bond, 6.125%, 1/31/22(1)		600,000	606,000
Egypt Government International Bond, 7.50%, 1/31/27(1)		600,000	601,500
			2,229,716
Finland — 0.3%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	3,140,000	3,704,448
France — 3.6%
French Republic Government Bond OAT, 0.00%, 5/25/21(2)	EUR	25,200,000	27,313,580
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	1,545,000	1,926,626
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	4,250,000	4,984,559
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	2,400,000	3,853,174
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,920,000	6,745,428
			44,823,367
Germany — 3.1%
Bundesrepublik Deutschland, 0.00%, 8/15/26(2)	EUR	26,295,000	27,408,980
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	3,620,000	5,748,653
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	2,370,000	4,199,137
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	430,000	614,381
			37,971,151
Hungary — 0.1%
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	699,027
Indonesia — 0.1%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		1,000,000	1,049,452
Ireland — 0.3%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,158,000	4,045,843
Italy — 3.2%
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	22,010,000	23,471,216
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	10,965,000	11,741,958
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	3,225,000	4,388,589
Republic of Italy Government International Bond, 6.875%, 9/27/23		$120,000	141,249
			39,743,012
Japan — 14.7%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	4,633,050,000	43,230,137
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	4,271,000,000	39,876,144
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,012,650,000	23,660,350
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,163,600,000	13,218,066
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	1,309,000,000	13,387,048
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,604,000,000	48,832,840
			182,204,585
Malaysia — 0.1%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	8,000,000	1,779,233
Mexico — 2.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	79,980,000	3,719,106
Mexican Bonos, 5.75%, 3/5/26	MXN	480,200,000	20,556,995

Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	32,513
Mexico Government International Bond, 3.60%, 1/30/25		1,500,000	1,461,000
Mexico Government International Bond, 4.125%, 1/21/26		300,000	301,350
			26,070,964
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		1,500,000	1,494,092
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	5,940,000	6,473,365
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	3,510,000	3,761,325
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,220,000	1,802,131
			12,036,821
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,550,000	1,199,909
Norway — 5.0%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	455,768,000	61,481,883
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,485,000
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		500,000	515,000
Peru — 0.1%
Peruvian Government International Bond, 4.125%, 8/25/27		1,200,000	1,276,500
Peruvian Government International Bond, 6.55%, 3/14/37		350,000	447,475
			1,723,975
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		1,000,000	1,323,021
Poland — 0.1%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	4,410,000	1,136,556
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	516,838
			1,653,394
Portugal — 0.8%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	10,025,000	9,936,750
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$1,500,000	2,576,633
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		1,300,000	1,267,370
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		800,000	904,400
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,442,292
South Africa — 0.2%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	2,342,077
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	253,336
			2,595,413
Spain — 1.7%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	7,250,000	8,747,578
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	5,060,000	5,570,610
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	915,000	1,334,684
Spain Government Bond, 4.20%, 1/31/37(1)	EUR	2,000,000	2,736,402

Spain Government Bond, 5.15%, 10/31/44(1)	EUR	1,550,000	2,424,008
			20,813,282
Sweden — 0.4%
Sweden Government Bond, 3.50%, 6/1/22	SEK	24,025,000	3,245,163
Sweden Government Bond, 2.50%, 5/12/25	SEK	13,100,000	1,738,183
			4,983,346
Switzerland — 1.0%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	8,535,000	9,637,828
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	1,300,000	1,489,279
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	810,000	1,160,210
			12,287,317
Thailand — 0.2%
Thailand Government Bond, 3.85%, 12/12/25	THB	63,300,000	1,966,591
Turkey — 0.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	5,500,000	1,245,487
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	161,079
Turkey Government International Bond, 4.25%, 4/14/26		500,000	448,640
Turkey Government International Bond, 6.00%, 3/25/27		1,200,000	1,212,306
			3,067,512
United Kingdom — 1.3%
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,325,000	13,878,540
United Kingdom Gilt, 4.25%, 12/7/55	GBP	1,150,000	2,399,013
			16,277,553
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $588,642,201)			580,774,187
CORPORATE BONDS — 27.2%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		$330,000	323,577
Harris Corp., 2.70%, 4/27/20		240,000	239,957
Lockheed Martin Corp., 3.55%, 1/15/26		170,000	172,561
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	224,753
United Technologies Corp., 5.70%, 4/15/40		380,000	467,165
United Technologies Corp., 3.75%, 11/1/46		100,000	94,183
			1,522,196
Auto Components — 0.2%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	1,025,000
Tenneco, Inc., 5.00%, 7/15/26		720,000	720,864
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	1,045,750
			2,791,614
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	217,900
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,512,139
General Motors Co., 5.00%, 4/1/35		310,000	306,762
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,227,233
General Motors Financial Co., Inc., 3.20%, 7/6/21		510,000	508,072
General Motors Financial Co., Inc., 5.25%, 3/1/26		500,000	529,622
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	20,525
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	991,025
			5,313,278

Banks — 6.6%
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	1,550,000	1,686,846
Bank of America Corp., MTN, 5.625%, 7/1/20		$3,000,000	3,295,854
Bank of America Corp., MTN, 4.00%, 4/1/24		250,000	257,050
Bank of America Corp., MTN, 4.20%, 8/26/24		300,000	305,231
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,385,375
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		150,000	150,041
Bank of America N.A., 5.30%, 3/15/17		50,000	50,241
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	249,180
Barclays plc, 4.375%, 1/12/26		200,000	201,296
Barclays plc, 4.95%, 1/10/47		400,000	400,367
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	2,000,000	2,151,568
BPCE SA, 5.15%, 7/21/24(1)		$300,000	306,353
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	1,883,861
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	343,016
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,309
Capital One Financial Corp., 4.20%, 10/29/25		1,850,000	1,863,986
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,972
Citigroup, Inc., 2.90%, 12/8/21		600,000	598,633
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,437,317
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,926,808
Citigroup, Inc., 4.45%, 9/29/27		430,000	437,117
Commerzbank AG, 8.125%, 9/19/23(1)		280,000	322,350
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	1,150,000	1,254,099
Cooperatieve Rabobank UA, 3.875%, 2/8/22		$680,000	714,648
Cooperatieve Rabobank UA, 3.95%, 11/9/22		500,000	512,173
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,668,687
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,406,111
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,875,000	7,185,002
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	1,931,916
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	4,923,216
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	9,808,058
Finansbank AS, 6.25%, 4/30/19		$1,850,000	1,911,529
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	422,390
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,126,038
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$680,000	627,202
Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	58,292
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,507,361
JPMorgan Chase & Co., 4.625%, 5/10/21		$3,230,000	3,481,908
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	212,094
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	264,639
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	157,835
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	243,591
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	2,170,000	2,549,980
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	3,545,000	4,895,411
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,572,105
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,900,000	3,054,819
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,360,861
SunTrust Bank, 3.30%, 5/15/26		$200,000	193,472

U.S. Bancorp, MTN, 3.60%, 9/11/24	1,360,000	1,389,891
Wells Fargo & Co., 3.07%, 1/24/23	430,000	429,736
Wells Fargo & Co., MTN, 4.10%, 6/3/26	1,570,000	1,590,798
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	251,018
Wells Fargo & Co., MTN, 4.75%, 12/7/46	350,000	357,608
		81,355,259
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	590,000	600,445
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	540,000	544,560
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	1,010,000	1,085,766
Constellation Brands, Inc., 3.875%, 11/15/19	980,000	1,024,364
Constellation Brands, Inc., 4.75%, 12/1/25	500,000	535,625
Molson Coors Brewing Co., 3.00%, 7/15/26	470,000	442,973
		4,233,733
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	1,370,000	1,355,512
AbbVie, Inc., 3.60%, 5/14/25	290,000	286,629
AbbVie, Inc., 4.45%, 5/14/46	100,000	93,673
Amgen, Inc., 4.66%, 6/15/51	474,000	462,710
Biogen, Inc., 3.625%, 9/15/22	680,000	701,455
Celgene Corp., 3.875%, 8/15/25	1,150,000	1,165,439
Celgene Corp., 5.00%, 8/15/45	150,000	155,643
Gilead Sciences, Inc., 4.40%, 12/1/21	1,020,000	1,097,965
Gilead Sciences, Inc., 3.65%, 3/1/26	600,000	610,419
Gilead Sciences, Inc., 4.15%, 3/1/47	200,000	187,683
		6,117,128
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25	1,000,000	1,036,300
Masco Corp., 4.375%, 4/1/26	200,000	206,324
		1,242,624
Capital Markets — 0.1%
Cemex Finance LLC, 9.375%, 10/12/22	900,000	981,270
Jefferies Group LLC, 4.85%, 1/15/27	200,000	199,794
		1,181,064
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	1,140,000	1,169,925
Ecolab, Inc., 4.35%, 12/8/21	235,000	254,228
LyondellBasell Industries NV, 4.625%, 2/26/55	300,000	282,159
		1,706,312
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24	10,000	9,975
Republic Services, Inc., 3.55%, 6/1/22	680,000	707,725
Waste Management, Inc., 4.10%, 3/1/45	310,000	309,190
		1,026,890
Communications Equipment — 0.2%
Cisco Systems, Inc., 3.00%, 6/15/22	450,000	461,027
CommScope, Inc., 4.375%, 6/15/20(1)	800,000	824,000
Ihs Netherlands Holdco BV, 9.50%, 10/27/21(1)	1,500,000	1,591,311
		2,876,338

Consumer Finance — 0.4%
American Express Credit Corp., 2.60%, 9/14/20		335,000	337,986
American Express Credit Corp., MTN, 2.25%, 5/5/21		600,000	592,798
CIT Group, Inc., 5.00%, 5/15/17		50,000	50,563
CIT Group, Inc., 4.25%, 8/15/17		1,460,000	1,476,425
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,500
Discover Bank, 3.45%, 7/27/26		550,000	530,093
Discover Financial Services, 3.75%, 3/4/25		200,000	195,654
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	654,100
PNC Bank N.A., 1.95%, 3/4/19		1,100,000	1,103,419
Synchrony Financial, 2.60%, 1/15/19		380,000	382,508
Synchrony Financial, 3.00%, 8/15/19		250,000	253,493
			5,587,539
Containers and Packaging — 0.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		600,000	605,250
Ball Corp., 4.00%, 11/15/23		590,000	587,788
Berry Plastics Corp., 5.125%, 7/15/23		900,000	925,380
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,240,000	1,272,550
WestRock RKT Co., 4.00%, 3/1/23		120,000	124,334
			3,515,302
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	190,945
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,745
			200,690
Diversified Financial Services — 2.2%
Ally Financial, Inc., 3.50%, 1/27/19		1,000,000	1,012,500
Ally Financial, Inc., 4.625%, 3/30/25		600,000	594,750
BNP Paribas SA, 4.375%, 9/28/25(1)		500,000	501,004
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,293,152
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,727,271
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		$500,000	504,547
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		1,841,000	1,847,153
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	759,018
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		$2,340,000	2,339,020
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		430,000	466,210
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	1,350,000	1,947,572
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,000,000	990,573
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		500,000	507,181
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		800,000	780,862
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	259,599
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,600,334
HSBC Holdings plc, 4.30%, 3/8/26		300,000	309,628
HSBC Holdings plc, 4.375%, 11/23/26		570,000	574,129
Morgan Stanley, 5.00%, 11/24/25		1,310,000	1,391,809
Morgan Stanley, 4.375%, 1/22/47		350,000	347,943
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	119,229
Morgan Stanley, MTN, 2.50%, 4/21/21		3,210,000	3,172,353
S&P Global, Inc., 3.30%, 8/14/20		250,000	256,165
UBS AG, MTN, VRN, 4.75%, 2/12/21	EUR	1,200,000	1,414,393

UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		$200,000	202,260
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,145,256
			27,063,911
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 3.60%, 2/17/23		$500,000	502,963
AT&T, Inc., 4.45%, 4/1/24		510,000	530,775
AT&T, Inc., 3.40%, 5/15/25		1,900,000	1,813,383
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	1,999,331
AT&T, Inc., 6.55%, 2/15/39		$271,000	317,134
British Telecommunications plc, 5.95%, 1/15/18		500,000	520,481
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	1,055,950
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	593,978
Frontier Communications Corp., 8.50%, 4/15/20		1,000,000	1,069,350
Frontier Communications Corp., 11.00%, 9/15/25		200,000	203,000
Orange SA, 4.125%, 9/14/21		680,000	719,931
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,824,179
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	753,595
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	900,000	1,041,762
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,600,000	1,830,402
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	51,623
Verizon Communications, Inc., 2.45%, 11/1/22		1,510,000	1,453,292
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	51,388
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,457,965
			17,790,482
Electronic Equipment, Instruments and Components — 0.1%
Sanmina Corp., 4.375%, 6/1/19(1)		980,000	1,011,850
Energy Equipment and Services†
Ensco plc, 5.20%, 3/15/25		160,000	146,400
Halliburton Co., 3.80%, 11/15/25		380,000	387,181
			533,581
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 3.375%, 10/15/26		670,000	636,895
Boston Properties LP, 3.65%, 2/1/26		200,000	198,499
Crown Castle International Corp., 5.25%, 1/15/23		590,000	643,129
DDR Corp., 3.625%, 2/1/25		50,000	48,219
Essex Portfolio LP, 3.25%, 5/1/23		550,000	548,913
Hospitality Properties Trust, 4.65%, 3/15/24		520,000	520,701
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(1)		540,000	519,750
Ventas Realty LP, 4.125%, 1/15/26		250,000	256,036
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,050,394
VEREIT Operating Partnership LP, 4.875%, 6/1/26		250,000	255,798
			4,678,334
Financial Services — 0.1%
GrupoSura Finance SA, 5.50%, 4/29/26(1)		1,200,000	1,254,300
Food and Staples Retailing — 0.5%
Cencosud SA, 4.875%, 1/20/23		1,800,000	1,866,170
CVS Health Corp., 3.50%, 7/20/22		250,000	257,151
CVS Health Corp., 2.75%, 12/1/22		690,000	682,469
CVS Health Corp., 5.125%, 7/20/45		100,000	110,095

Dollar General Corp., 3.25%, 4/15/23	260,000	257,963
Kroger Co. (The), 3.30%, 1/15/21	480,000	492,505
Sysco Corp., 3.30%, 7/15/26	200,000	196,023
Target Corp., 2.50%, 4/15/26	710,000	669,241
Target Corp., 4.00%, 7/1/42	80,000	78,126
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,020,000	1,248,300
		5,858,043
Food Products — 0.2%
Arcor SAIC, 6.00%, 7/6/23(1)	1,000,000	1,047,500
Kraft Heinz Foods Co., 5.20%, 7/15/45	200,000	210,889
Kraft Heinz Foods Co., 4.375%, 6/1/46	120,000	112,652
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	1,100,000	1,105,500
		2,476,541
Gas Utilities — 0.8%
Boardwalk Pipelines LP, 4.45%, 7/15/27	280,000	280,088
Enbridge Energy Partners LP, 5.20%, 3/15/20	350,000	376,332
Enbridge, Inc., 4.00%, 10/1/23	530,000	545,691
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	22,450
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,921
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	1,003,235
Energy Transfer Partners LP, 4.90%, 3/15/35	320,000	310,780
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	32,788
Enterprise Products Operating LLC, 4.85%, 3/15/44	900,000	916,970
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	220,000	246,799
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	317,805
MPLX LP, 4.875%, 12/1/24	450,000	472,810
MPLX LP, 4.875%, 6/1/25	200,000	210,387
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	701,489
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	1,120,000	1,220,800
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	1,013,748
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	970,200
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19	520,000	554,450
Williams Cos., Inc. (The), 3.70%, 1/15/23	120,000	118,560
Williams Partners LP, 4.125%, 11/15/20	680,000	711,428
Williams Partners LP, 5.40%, 3/4/44	20,000	20,635
		10,068,366
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories, 3.75%, 11/30/26	852,000	842,352
Becton Dickinson and Co., 3.73%, 12/15/24	890,000	913,704
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	980,000
Medtronic, Inc., 2.50%, 3/15/20	610,000	617,631
Medtronic, Inc., 3.50%, 3/15/25	120,000	122,783
Medtronic, Inc., 4.375%, 3/15/35	610,000	639,270
St. Jude Medical LLC, 2.00%, 9/15/18	160,000	160,207
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	213,000	217,161
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	250,000	236,774
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	240,000	269,767
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	271,656
		5,271,305

Health Care Providers and Services — 0.7%
Aetna, Inc., 4.375%, 6/15/46		270,000	271,614
Ascension Health, 3.95%, 11/15/46		100,000	96,231
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		206,000	206,664
DaVita, Inc., 5.75%, 8/15/22		50,000	52,125
DaVita, Inc., 5.125%, 7/15/24		1,300,000	1,290,250
Express Scripts Holding Co., 4.50%, 2/25/26		700,000	715,805
Express Scripts Holding Co., 3.40%, 3/1/27		200,000	186,487
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	1,009,400
HCA, Inc., 3.75%, 3/15/19		530,000	540,600
HCA, Inc., 5.00%, 3/15/24		930,000	970,687
HCA, Inc., 5.375%, 2/1/25		940,000	959,975
Mylan NV, 3.95%, 6/15/26		160,000	158,837
Tenet Healthcare Corp., 6.25%, 11/1/18		40,000	42,250
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	620,100
UnitedHealth Group, Inc., 3.75%, 7/15/25		500,000	519,894
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	991,025
			8,631,944
Hotels, Restaurants and Leisure — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		500,000	514,375
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)		1,260,000	1,242,675
International Game Technology plc, 6.25%, 2/15/22(1)		1,380,000	1,477,456
McDonald's Corp., MTN, 3.375%, 5/26/25		130,000	130,329
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		760,000	824,600
			4,189,435
Household Durables — 0.3%
D.R. Horton, Inc., 5.75%, 8/15/23		20,000	22,313
Lennar Corp., 4.75%, 12/15/17		43,000	43,860
Lennar Corp., 4.75%, 4/1/21		810,000	844,425
M.D.C. Holdings, Inc., 5.50%, 1/15/24		10,000	10,325
Newell Brands, Inc., 5.00%, 11/15/23		480,000	516,338
Newell Brands, Inc., 4.20%, 4/1/26		350,000	362,929
Newell Brands, Inc., 5.50%, 4/1/46		300,000	339,916
Toll Brothers Finance Corp., 4.00%, 12/31/18		45,000	46,463
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		990,000	1,012,275
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		20,000	20,800
			3,219,644
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		780,000	819,000
Industrial Conglomerates — 0.2%
FedEx Corp., 4.40%, 1/15/47		200,000	195,827
General Electric Co., 2.70%, 10/9/22		1,020,000	1,025,794
General Electric Co., MTN, 2.20%, 1/9/20		716,000	723,103
			1,944,724
Insurance — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		950,000	975,014
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,000,000	2,381,085
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,415,389
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,417,732

AXA SA, 7.125%, 12/15/20	GBP	1,800,000	2,726,474
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	695,510
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	488,629
Chubb INA Holdings, Inc., 3.15%, 3/15/25		600,000	599,323
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	332,785
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,653,614
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	1,700,000	1,812,698
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,560,161
International Lease Finance Corp., 6.25%, 5/15/19		$400,000	432,532
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,877
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		250,000	247,866
Markel Corp., 4.90%, 7/1/22		290,000	313,437
MetLife, Inc., 3.60%, 11/13/25		200,000	203,676
MetLife, Inc., 4.875%, 11/13/43		680,000	736,316
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,493,496
Prudential Financial, Inc., VRN, 5.875%, 9/15/22		1,050,000	1,122,187
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		10,000	10,184
Travelers Cos., Inc. (The), 4.30%, 8/25/45		180,000	185,549
Voya Financial, Inc., 5.70%, 7/15/43		435,000	479,262
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,736
			21,304,532
Internet Software and Services — 0.3%
Netflix, Inc., 5.375%, 2/1/21		630,000	679,612
Tencent Holdings Ltd., 3.375%, 5/2/19(1)		3,000,000	3,068,928
			3,748,540
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.875%, 6/5/24		550,000	561,983
Fidelity National Information Services, Inc., 3.00%, 8/15/26		340,000	320,584
First Data Corp., 5.00%, 1/15/24(1)		1,270,000	1,287,463
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	801,272
Hewlett Packard Enterprise Co., 4.90%, 10/15/25		280,000	292,060
			3,263,362
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		1,010,000	1,018,991
Oshkosh Corp., 5.375%, 3/1/22		20,000	20,900
			1,039,891
Media — 1.6%
21st Century Fox America, Inc., 3.70%, 10/15/25		220,000	222,855
21st Century Fox America, Inc., 4.75%, 9/15/44		240,000	240,622
21st Century Fox America, Inc., 4.75%, 11/15/46(1)		150,000	149,584
Cablevision SA, 6.50%, 6/15/21(1)		1,500,000	1,548,750
CBS Corp., 3.50%, 1/15/25		220,000	217,356
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,170,000	1,214,132
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		1,190,000	1,249,868
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		120,000	136,890
Comcast Corp., 3.15%, 3/1/26		370,000	362,376
Comcast Corp., 4.40%, 8/15/35		100,000	103,610
Comcast Corp., 6.40%, 5/15/38		530,000	676,744
Discovery Communications LLC, 5.625%, 8/15/19		690,000	747,705

Discovery Communications LLC, 3.25%, 4/1/23	100,000	97,863
Discovery Communications LLC, 4.90%, 3/11/26	300,000	313,628
DISH DBS Corp., 4.625%, 7/15/17	980,000	994,700
DISH DBS Corp., 6.75%, 6/1/21	50,000	53,875
GTH Finance BV, 7.25%, 4/26/23(1)	2,000,000	2,185,000
Lamar Media Corp., 5.375%, 1/15/24	1,300,000	1,361,750
Myriad International Holdings BV, 5.50%, 7/21/25(1)	700,000	715,792
NBCUniversal Media LLC, 2.875%, 1/15/23	625,000	621,889
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	810,000	827,213
Omnicom Group, Inc., 3.60%, 4/15/26	500,000	496,463
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)	980,000	1,003,275
TEGNA, Inc., 5.125%, 7/15/20	910,000	942,987
Time Warner Cable LLC, 6.75%, 7/1/18	310,000	330,106
Time Warner Cable LLC, 4.50%, 9/15/42	300,000	270,516
Time Warner, Inc., 4.70%, 1/15/21	420,000	450,368
Time Warner, Inc., 3.60%, 7/15/25	700,000	687,388
Time Warner, Inc., 3.80%, 2/15/27	200,000	195,463
Time Warner, Inc., 5.35%, 12/15/43	250,000	260,753
Viacom, Inc., 4.25%, 9/1/23	500,000	503,084
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)	500,000	503,560
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	220,000	225,015
		19,911,180
Metals and Mining — 0.3%
Freeport-McMoRan, Inc., 3.875%, 3/15/23	430,000	398,825
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	10,000	10,768
Steel Dynamics, Inc., 6.375%, 8/15/22	340,000	357,425
Steel Dynamics, Inc., 5.50%, 10/1/24	500,000	531,875
Steel Dynamics, Inc., 5.00%, 12/15/26(1)	530,000	540,600
Vale Overseas Ltd., 6.875%, 11/21/36	2,000,000	2,088,000
		3,927,493
Multi-Utilities — 1.6%
AES Corp., 4.875%, 5/15/23	980,000	980,000
AES Corp., 6.00%, 5/15/26	750,000	780,000
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26	1,400,000	1,459,500
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	680,000	692,715
Calpine Corp., 5.875%, 1/15/24(1)	490,000	515,725
Calpine Corp., 5.75%, 1/15/25	690,000	679,650
Dominion Resources, Inc., 3.625%, 12/1/24	1,030,000	1,039,655
Dominion Resources, Inc., 3.90%, 10/1/25	480,000	491,309
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	105,988
Duke Energy Corp., 3.55%, 9/15/21	680,000	706,465
Duke Energy Progress LLC, 3.25%, 8/15/25	400,000	405,066
Duke Energy Progress LLC, 4.15%, 12/1/44	170,000	172,054
Duke Energy Progress LLC, 3.70%, 10/15/46	200,000	189,468
Exelon Corp., 4.45%, 4/15/46	300,000	299,257
Exelon Generation Co. LLC, 4.25%, 6/15/22	680,000	707,441
FirstEnergy Corp., 4.25%, 3/15/23	900,000	939,452
Florida Power & Light Co., 4.125%, 2/1/42	525,000	540,432
IPALCO Enterprises, Inc., 5.00%, 5/1/18	30,000	31,050

IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	871,250
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	213,278
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	20,170
NiSource Finance Corp., 5.65%, 2/1/45		410,000	485,525
Pacific Gas & Electric Co., 4.00%, 12/1/46		245,000	243,450
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,312
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,200,000	2,898,078
Sempra Energy, 2.875%, 10/1/22		$680,000	677,793
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,347,812
Xcel Energy, Inc., 3.35%, 12/1/26		$150,000	150,161
Xcel Energy, Inc., 4.80%, 9/15/41		680,000	719,171
			19,372,227
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	325,800
Oil, Gas and Consumable Fuels — 2.0%
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	296,269
Anadarko Petroleum Corp., 5.55%, 3/15/26		350,000	394,398
Antero Resources Corp., 5.125%, 12/1/22		1,260,000	1,275,750
Apache Corp., 4.75%, 4/15/43		300,000	309,633
BP Capital Markets plc, 4.50%, 10/1/20		690,000	742,067
Chevron Corp., 2.10%, 5/16/21		470,000	465,686
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,046,336
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,050,220
Concho Resources, Inc., 5.50%, 4/1/23		1,350,000	1,407,375
Concho Resources, Inc., 4.375%, 1/15/25		710,000	727,750
ConocoPhillips Holding Co., 6.95%, 4/15/29		10,000	12,745
Continental Resources, Inc., 5.00%, 9/15/22		570,000	584,963
Continental Resources, Inc., 3.80%, 6/1/24		180,000	168,975
Ecopetrol SA, 5.875%, 9/18/23		1,580,000	1,696,067
Encana Corp., 6.50%, 2/1/38		370,000	410,696
Exxon Mobil Corp., 2.71%, 3/6/25		1,030,000	1,005,938
Exxon Mobil Corp., 3.04%, 3/1/26		200,000	198,437
Hess Corp., 6.00%, 1/15/40		320,000	338,682
Lukoil International Finance BV, 4.75%, 11/2/26(1)		2,000,000	2,007,580
Marathon Oil Corp., 3.85%, 6/1/25		250,000	244,410
Newfield Exploration Co., 5.75%, 1/30/22		1,230,000	1,316,100
Newfield Exploration Co., 5.625%, 7/1/24		50,000	52,875
Noble Energy, Inc., 4.15%, 12/15/21		217,000	227,947
Noble Energy, Inc., 3.90%, 11/15/24		80,000	81,268
Occidental Petroleum Corp., 4.625%, 6/15/45		460,000	484,902
Petrobras Global Finance BV, 8.375%, 5/23/21		1,500,000	1,672,200
Petroleos Mexicanos, 6.625%, 6/15/35		2,720,000	2,659,834
Phillips 66, 4.30%, 4/1/22		350,000	376,152
Shell International Finance BV, 2.375%, 8/21/22		690,000	677,998
Shell International Finance BV, 3.25%, 5/11/25		230,000	229,414
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)		600,000	596,783
Statoil ASA, 3.95%, 5/15/43		500,000	488,460
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	10,275
Tesoro Corp., 5.375%, 10/1/22		490,000	509,600

Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	676,131
			24,443,916
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)		20,000	20,270
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	782,550
International Paper Co., 6.00%, 11/15/41		210,000	243,594
International Paper Co., 4.40%, 8/15/47		400,000	384,611
			1,431,025
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24		1,510,000	1,521,665
Baxalta, Inc., 4.00%, 6/23/25		650,000	653,363
Forest Laboratories LLC, 4.875%, 2/15/21(1)		20,000	21,548
Merck & Co., Inc., 2.40%, 9/15/22		350,000	347,816
Perrigo Finance Unlimited Co., 3.50%, 3/15/21		550,000	557,475
Roche Holdings, Inc., 3.35%, 9/30/24(1)		10,000	10,262
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		400,000	389,059
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)		430,000	323,575
			3,824,763
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,076,273	1,362,242
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$20,000	20,903
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		500,000	505,499
CSX Corp., 3.40%, 8/1/24		690,000	699,523
Union Pacific Corp., 4.00%, 2/1/21		310,000	330,283
Union Pacific Corp., 4.75%, 9/15/41		300,000	325,043
			1,881,251
Semiconductors and Semiconductor Equipment — 0.2%
Lam Research Corp., 2.80%, 6/15/21		520,000	520,298
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,037,500
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		500,000	509,375
			2,067,173
Software — 0.4%
Activision Blizzard, Inc., 2.30%, 9/15/21(1)		760,000	743,206
Microsoft Corp., 2.70%, 2/12/25		1,280,000	1,244,193
Microsoft Corp., 3.125%, 11/3/25		330,000	328,710
Microsoft Corp., 3.45%, 8/8/36		200,000	186,300
Microsoft Corp., 4.25%, 2/6/47(3)		330,000	333,941
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,056,081
Oracle Corp., 2.65%, 7/15/26		600,000	565,603
Oracle Corp., 4.00%, 7/15/46		280,000	263,446
			4,721,480
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.35%, 9/15/25		340,000	348,060
Home Depot, Inc. (The), 5.95%, 4/1/41		680,000	863,224
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		730,000	766,500
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	52,500
United Rentals North America, Inc., 4.625%, 7/15/23		190,000	194,750

United Rentals North America, Inc., 5.75%, 11/15/24	1,180,000	1,252,275
		3,477,309
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 2.85%, 5/6/21	1,020,000	1,042,459
Apple, Inc., 2.50%, 2/9/25	520,000	498,086
Apple, Inc., 3.25%, 2/23/26	160,000	159,428
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	1,280,000	1,384,343
Seagate HDD Cayman, 4.75%, 6/1/23	450,000	454,781
Seagate HDD Cayman, 4.75%, 1/1/25	300,000	291,908
Western Digital Corp., 7.375%, 4/1/23(1)	500,000	551,875
		4,382,880
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	700,000
L Brands, Inc., 6.625%, 4/1/21	40,000	44,100
PVH Corp., 4.50%, 12/15/22	420,000	427,875
		1,171,975
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	236,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	990,000	1,086,525
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	628,468
		1,951,743
TOTAL CORPORATE BONDS (Cost $340,603,294)		337,090,209
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 9.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 1.81%, 2/15/17	48,888	50,415
FHLMC, VRN, 1.91%, 2/15/17	21,749	22,401
FHLMC, VRN, 1.99%, 2/15/17	33,379	34,639
FHLMC, VRN, 2.31%, 2/15/17	65,346	65,852
FHLMC, VRN, 2.68%, 2/15/17	16,091	17,034
FHLMC, VRN, 2.82%, 2/15/17	2,650,718	2,809,333
FHLMC, VRN, 2.84%, 2/15/17	11,904	12,612
FHLMC, VRN, 2.84%, 2/15/17	15,715	16,688
FHLMC, VRN, 3.14%, 2/15/17	21,760	22,934
FHLMC, VRN, 3.67%, 2/15/17	5,459	5,653
FHLMC, VRN, 4.24%, 2/15/17	48,611	50,548
FHLMC, VRN, 4.73%, 2/15/17	2,269	2,360
FHLMC, VRN, 5.12%, 2/15/17	2,058	2,130
FHLMC, VRN, 5.41%, 2/15/17	7,604	7,953
FHLMC, VRN, 5.68%, 2/15/17	4,353	4,488
FNMA, VRN, 2.62%, 2/25/17	2,773,141	2,887,559
FNMA, VRN, 2.75%, 2/25/17	1,647,168	1,731,617
FNMA, VRN, 2.78%, 2/25/17	38,159	40,448
FNMA, VRN, 2.81%, 2/25/17	1,898,854	1,971,324
FNMA, VRN, 2.81%, 2/25/17	1,412,644	1,467,552
FNMA, VRN, 3.60%, 2/25/17	5,891	6,155
FNMA, VRN, 3.93%, 2/25/17	7,894	8,190
FNMA, VRN, 4.80%, 2/25/17	4,458	4,714
		11,242,599

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.7%
FHLMC, 6.00%, 2/1/38	3,034	3,436
FHLMC, 4.00%, 12/1/40	7,521	7,960
FNMA, 3.00%, 2/13/17(5)	13,715,000	13,569,641
FNMA, 3.50%, 2/13/17(5)	6,721,000	6,867,497
FNMA, 4.00%, 2/13/17(5)	25,610,000	26,868,322
FNMA, 4.50%, 2/13/17(5)	4,377,500	4,706,668
FNMA, 5.00%, 7/1/31	39,346	43,072
FNMA, 5.50%, 5/1/33	9,499	10,630
FNMA, 5.00%, 9/1/33	1,434,585	1,569,179
FNMA, 5.00%, 11/1/33	10,075	11,018
FNMA, 5.00%, 9/1/35	26,421	28,886
FNMA, 6.00%, 4/1/37	9,867	11,284
FNMA, 6.00%, 7/1/37	12,584	14,384
FNMA, 6.00%, 8/1/37	8,734	9,984
FNMA, 5.50%, 1/1/39	18,657	20,795
FNMA, 5.50%, 3/1/39	2,268	2,524
FNMA, 4.50%, 5/1/39	2,263,591	2,446,956
FNMA, 5.00%, 8/1/39	5,446	6,025
FNMA, 4.50%, 3/1/40	2,594,370	2,795,089
FNMA, 5.00%, 8/1/40	1,443,817	1,576,015
FNMA, 3.50%, 10/1/40	3,232,724	3,328,827
FNMA, 3.50%, 12/1/40	42,153	43,407
FNMA, 4.50%, 9/1/41	20,646	22,296
FNMA, 3.50%, 5/1/42	54,836	56,367
FNMA, 3.50%, 6/1/42	32,538	33,426
FNMA, 3.50%, 9/1/42	26,716	27,446
FNMA, 3.00%, 11/1/42	35,463	35,276
FNMA, 3.00%, 5/1/43	4,338,942	4,316,170
FNMA, 3.50%, 5/1/46	9,405,760	9,619,869
GNMA, 2.50%, 2/21/17(5)	715,000	691,260
GNMA, 3.00%, 2/21/17(5)	4,665,000	4,703,085
GNMA, 3.50%, 2/21/17(5)	3,907,500	4,048,231
GNMA, 4.00%, 2/21/17(5)	3,712,000	3,924,715
GNMA, 6.00%, 7/15/33	5,434	6,381
GNMA, 5.00%, 3/20/36	38,781	43,207
GNMA, 5.50%, 1/15/39	4,994	5,778
GNMA, 5.50%, 9/15/39	30,097	33,986
GNMA, 4.50%, 10/15/39	11,714	12,803
GNMA, 5.00%, 10/15/39	18,500	20,590
GNMA, 4.50%, 1/15/40	14,914	16,126
GNMA, 4.00%, 12/15/40	14,943	15,853
GNMA, 4.50%, 12/15/40	51,088	55,885
GNMA, 4.50%, 7/20/41	2,292,954	2,486,244
GNMA, 4.00%, 12/15/41	26,991	28,626
GNMA, 3.50%, 6/20/42	8,352,733	8,702,107

GNMA, 2.50%, 7/20/46	5,603,980	5,425,429
		108,272,755
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $120,421,306)		119,515,354
ASSET-BACKED SECURITIES(4) — 5.2%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.77%, 2/17/17(1)	4,537,974	4,543,432
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	2,666,667	2,672,630
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	1,984,365
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 1.02%, 2/15/17	2,600,000	2,599,799
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.02%, 2/17/17(1)	4,828,929	4,857,766
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	2,021,800	2,021,452
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(1)	2,318,955	2,320,895
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.16%, 2/10/17(1)	26,569	26,559
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 1.86%, 2/10/17(1)	2,300,000	2,318,968
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.92%, 2/17/17(1)	9,010,917	9,017,226
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 2/17/17(1)	8,941,344	8,948,064
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.97%, 2/17/17(1)	2,775,130	2,778,835
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	1,684,620	1,683,956
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	107,397	106,746
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,291,136	1,283,918
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.17%, 2/17/17(1)	1,975,000	1,986,902
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	1,124,345	1,119,086
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	853,085	851,811
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	1,493,657	1,483,592
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	908,721	904,315
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	1,851,440	1,849,041
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	2,450,201	2,469,627
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	2,733,053	2,685,050
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.10%, 2/15/17	434,041	434,128
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	3,575,950	3,530,791
TOTAL ASSET-BACKED SECURITIES (Cost $64,464,746)		64,478,954
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.57%, 2/15/17(1)	3,525,000	3,526,474
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,515,638
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	3,500,000	3,548,534
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.72%, 2/15/17(1)	3,360,784	3,362,870
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.57%, 2/15/17(1)	4,370,000	4,361,635
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 2/1/17	2,105,000	2,302,473
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 2/1/17	3,500,000	3,711,714
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.56%, 2/1/17	1,960,000	1,961,618
Commercial Mortgage Trust, Series 2014-UBS5, Class C, VRN, 4.61%, 2/1/17	3,150,000	3,164,175
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 2/1/17	2,500,000	2,537,333
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,563,770
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,846,434
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,630,382
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,035,221
GS Mortgage Securities Corp. II, Series 2016-GS2, Class B, VRN, 3.76%, 2/1/17	3,000,000	3,060,184
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 2/10/17(1)	3,690,000	3,762,946

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/17	2,200,000	2,317,692
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.67%, 2/15/17(1)	2,950,000	2,929,785
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, VRN, 3.46%, 2/15/17	3,000,000	2,986,668
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 2/1/17(1)	1,960,000	1,928,450
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $61,830,345)		61,053,996
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.8%
Private Sponsor Collateralized Mortgage Obligations — 4.1%
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	3,221	3,311
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.44%, 2/1/17	1,048,315	1,049,895
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.16%, 2/1/17	880,167	851,167
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 3.29%, 2/1/17	2,795,461	2,568,503
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.91%, 11/25/17	1,120,144	1,117,029
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 3.14%, 2/1/17	2,643,058	2,538,379
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.67%, 2/1/17	1,893,154	1,872,042
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 2/1/17	55,757	55,037
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	5,244	5,356
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.45%, 2/1/17	885,358	854,276
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.86%, 2/1/17	4,513	4,384
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.04%, 2/1/17	671,402	590,754
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	18,530	19,171
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 2/1/17	1,230,982	1,277,388
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 2/1/17	1,102,147	1,107,457
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.16%, 2/1/17	850,494	848,127
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.17%, 2/1/17	978,336	940,280
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.26%, 2/1/17	10,981	11,089
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	474,619	498,235
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 2/1/17	1,538,344	1,577,895
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.93%, 2/1/17	1,227,956	1,209,077
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.93%, 2/1/17	622,600	634,094
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 2/1/17	1,406	1,449
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,044,387	888,318
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.23%, 2/1/17	2,440,923	2,439,474
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.62%, 2/1/17	820,707	832,176
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.17%, 2/27/17	2,814,525	2,757,243
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.81%, 2/1/17	829,241	822,097
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.11%, 2/1/17	14,096	14,258
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 2/1/17	28,683	29,087
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	700,139	687,423
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	1,646,771	1,629,083
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.05%, 2/1/17	29,942	31,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.05%, 2/1/17	26,200	26,778
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.08%, 2/1/17	702,424	721,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.09%, 2/1/17	7,787	7,843
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 3.07%, 2/1/17	5,000,000	4,822,133
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	37,389	37,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	764,076	769,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	31,764	31,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	580,440	586,680

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	25,412	25,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 3.04%, 2/1/17	46,248	43,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.03%, 2/1/17	1,566,557	1,433,256
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 3.07%, 2/1/17	2,054,955	1,985,981
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 3.08%, 2/1/17	14,564	14,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 3.24%, 2/1/17	30,343	28,796
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.07%, 2/1/17	2,953,908	2,777,531
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.07%, 2/1/17	10,071	9,648
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.07%, 2/1/17	8,398	7,852
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.23%, 2/1/17	968,205	905,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.03%, 2/1/17	639,798	591,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.05%, 2/1/17	633,120	624,280
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 3.16%, 2/1/17	1,000,298	947,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 3.09%, 2/1/17	688,782	659,636
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	54,085	54,088
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	27,993	28,172
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	43,184	43,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	12,519	12,852
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	735,912	730,522
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	21,204	22,040
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	326,371	326,091
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.15%, 2/1/17	2,355,252	2,189,939
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	17,365	18,263
		50,248,182
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FNMA, Series 2016-C03, Class 2M2, VRN, 6.67%, 2/27/17	1,570,000	1,772,800
FNMA, Series 2016-C04, Class 1M2, VRN, 5.02%, 2/27/17	2,960,000	3,139,832
FNMA, Series 2016-C05, Class 2M2, VRN, 5.22%, 2/27/17	2,140,000	2,280,379
FNMA, Series 2017-C01, Class 1M2, VRN, 4.32%, 2/27/17(1)	2,000,000	2,019,080
		9,212,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,042,209)		59,460,273
U.S. TREASURY SECURITIES — 4.3%
U.S. Treasury Bonds, 3.75%, 11/15/43	3,000,000	3,405,234
U.S. Treasury Bonds, 3.125%, 8/15/44	2,000,000	2,028,906
U.S. Treasury Bonds, 3.00%, 5/15/45	1,700,000	1,681,273
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	16,512,996	16,163,069
U.S. Treasury Notes, 0.50%, 2/28/17(6)	3,000,000	3,000,156
U.S. Treasury Notes, 1.00%, 3/15/18	9,000,000	9,007,029
U.S. Treasury Notes, 1.25%, 11/15/18	5,000,000	5,008,300
U.S. Treasury Notes, 1.375%, 12/15/19	6,200,000	6,188,009
U.S. Treasury Notes, 1.375%, 1/15/20	6,300,000	6,284,250
TOTAL U.S. TREASURY SECURITIES (Cost $52,587,582)		52,766,226
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	496,590
Chicago GO, 7.05%, 1/1/29(3)	400,000	408,164
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	885,462
Maryland State Transportation Authority Rev., 5.75%, 7/1/41	30,000	36,557
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	259,524

Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	208,985
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	315,306
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	153,185
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	278,660
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	200,000	236,454
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	478,906
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	130,938
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	240,753
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	822,121
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	182,224
State of California GO, 7.55%, 4/1/39	400,000	590,532
State of California GO, 7.30%, 10/1/39	170,000	239,365
State of Illinois GO, 5.10%, 6/1/33	200,000	183,492
University of California Rev., 4.60%, 5/15/31	400,000	446,304
TOTAL MUNICIPAL SECURITIES (Cost $6,619,621)		6,593,522
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $3,644,338)	2,500,000	3,510,030
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/45, valued at $21,121,545), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $20,705,069)		20,705,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,639	11,639
TOTAL TEMPORARY CASH INVESTMENTS (Cost $20,716,639)		20,716,639
TOTAL INVESTMENT SECURITIES — 105.3% (Cost $1,318,572,281)		1,305,959,390
OTHER ASSETS AND LIABILITIES(7) — (5.3)%		(66,208,246)
TOTAL NET ASSETS — 100.0%		$1,239,751,144

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	12,382,693	AUD	16,638,484	JPMorgan Chase Bank N.A.	3/15/17	(223,597)
USD	3,205,771	AUD	4,284,748	JPMorgan Chase Bank N.A.	3/15/17	(40,605)
USD	2,412,678	AUD	3,337,869	JPMorgan Chase Bank N.A.	3/15/17	(116,287)
BRL	7,988,882	USD	2,393,673	UBS AG	3/15/17	114,927
BRL	7,729,815	USD	2,386,850	UBS AG	3/15/17	40,399
USD	2,372,969	BRL	7,764,828	UBS AG	3/15/17	(65,275)
USD	14,982,024	CAD	19,891,633	JPMorgan Chase Bank N.A.	3/15/17	(310,991)
USD	5,554,056	CAD	7,532,011	JPMorgan Chase Bank N.A.	3/15/17	(236,678)
USD	2,183,240	CAD	2,963,388	JPMorgan Chase Bank N.A.	3/15/17	(95,061)
USD	7,476,739	CAD	9,841,407	JPMorgan Chase Bank N.A.	3/15/17	(89,496)
USD	10,929,134	CHF	10,950,992	Credit Suisse AG	3/15/17	(162,834)
USD	2,444,392	CHF	2,494,380	Credit Suisse AG	3/15/17	(82,099)
USD	1,475,249	CHF	1,494,361	Credit Suisse AG	3/15/17	(38,349)
CNY	32,818,165	USD	4,716,609	UBS AG	3/15/17	42,484
USD	4,655,719	CNY	32,818,165	UBS AG	3/15/17	(103,373)
USD	2,400,485	COP	7,271,549,113	UBS AG	3/15/17	(67,925)
USD	1,490,278	CZK	37,178,556	UBS AG	3/15/17	1,135
USD	4,070,642	DKK	28,054,271	Goldman Sachs & Co.	3/15/17	(9,476)

EUR	844,835	USD	894,794	JPMorgan Chase Bank N.A.	3/15/17	18,808
EUR	657,763	USD	689,878	JPMorgan Chase Bank N.A.	3/15/17	21,425
EUR	4,615,839	USD	4,848,468	JPMorgan Chase Bank N.A.	3/15/17	143,087
EUR	6,465,352	USD	6,758,620	JPMorgan Chase Bank N.A.	3/15/17	232,992
EUR	610,091	USD	644,506	JPMorgan Chase Bank N.A.	3/15/17	15,244
EUR	503,813	USD	531,100	JPMorgan Chase Bank N.A.	3/15/17	13,722
EUR	467,070	USD	496,609	JPMorgan Chase Bank N.A.	3/15/17	8,479
EUR	5,112,117	USD	5,473,098	JPMorgan Chase Bank N.A.	3/15/17	55,129
EUR	58,195	USD	62,540	JPMorgan Chase Bank N.A.	3/15/17	392
EUR	795,406	USD	853,612	JPMorgan Chase Bank N.A.	3/15/17	6,537
EUR	2,215,282	USD	2,375,524	JPMorgan Chase Bank N.A.	3/15/17	20,075
EUR	6,257,267	USD	6,773,085	JPMorgan Chase Bank N.A.	3/15/17	(6,495)
USD	233,082,260	EUR	216,093,026	JPMorgan Chase Bank N.A.	3/15/17	(600,100)
USD	591,076	EUR	559,791	JPMorgan Chase Bank N.A.	3/15/17	(14,281)
USD	1,141,255	EUR	1,067,633	JPMorgan Chase Bank N.A.	3/15/17	(13,280)
USD	1,293,599	EUR	1,234,698	JPMorgan Chase Bank N.A.	3/15/17	(41,599)
USD	431,291	EUR	411,080	JPMorgan Chase Bank N.A.	3/15/17	(13,250)
USD	803,230	EUR	758,773	JPMorgan Chase Bank N.A.	3/15/17	(17,305)
USD	1,717,031	EUR	1,633,727	JPMorgan Chase Bank N.A.	3/15/17	(49,677)
USD	1,030,086	EUR	983,003	JPMorgan Chase Bank N.A.	3/15/17	(32,931)
USD	2,416,429	EUR	2,273,542	JPMorgan Chase Bank N.A.	3/15/17	(42,172)
USD	1,741,484	EUR	1,647,058	JPMorgan Chase Bank N.A.	3/15/17	(39,640)
USD	866,693	EUR	817,773	JPMorgan Chase Bank N.A.	3/15/17	(17,644)
USD	509,407	EUR	476,805	JPMorgan Chase Bank N.A.	3/15/17	(6,208)
USD	33,136,964	EUR	30,894,804	JPMorgan Chase Bank N.A.	3/15/17	(272,586)
USD	1,900,014	EUR	1,762,177	JPMorgan Chase Bank N.A.	3/15/17	(5,599)
USD	1,764,317	EUR	1,647,813	JPMorgan Chase Bank N.A.	3/15/17	(17,623)
USD	2,183,162	EUR	2,020,175	JPMorgan Chase Bank N.A.	3/15/17	(1,449)
GBP	374,235	USD	476,454	UBS AG	3/15/17	(5,251)
GBP	622,083	USD	775,509	UBS AG	3/15/17	7,761
GBP	19,672,134	USD	24,383,118	UBS AG	3/15/17	386,237
GBP	59,258	USD	74,808	UBS AG	3/15/17	(196)
GBP	995,907	USD	1,253,887	UBS AG	3/15/17	68
USD	55,904,457	GBP	43,882,083	UBS AG	3/15/17	652,145
USD	376,385	GBP	296,005	UBS AG	3/15/17	3,683
USD	2,684,529	GBP	2,170,018	UBS AG	3/15/17	(47,759)
USD	972,316	GBP	785,757	UBS AG	3/15/17	(17,037)
USD	447,878	GBP	363,825	UBS AG	3/15/17	(10,217)
USD	1,419,432	GBP	1,142,626	UBS AG	3/15/17	(19,259)
USD	4,941,511	GBP	4,018,730	UBS AG	3/15/17	(118,507)
USD	4,829,030	HUF	1,406,793,068	UBS AG	3/16/17	(75,910)
USD	2,562,413	HUF	754,412,759	UBS AG	3/16/17	(67,931)
IDR	65,724,064,246	USD	4,920,571	UBS AG	3/15/17	(15,698)
INR	327,416,309	USD	4,785,389	UBS AG	3/15/17	42,570
INR	168,929,650	USD	2,471,285	UBS AG	3/15/17	19,688
JPY	109,802,014	USD	935,588	Credit Suisse AG	3/15/17	38,272
JPY	62,988,498	USD	538,362	Credit Suisse AG	3/15/17	20,298
JPY	201,935,539	USD	1,737,525	Credit Suisse AG	3/15/17	53,489
JPY	319,902,169	USD	2,741,940	Credit Suisse AG	3/15/17	95,349

JPY	314,904,437	USD	2,790,457	Credit Suisse AG	3/15/17	2,506
JPY	77,606,643	USD	680,981	Credit Suisse AG	3/15/17	7,331
JPY	137,686,463	USD	1,224,642	Credit Suisse AG	3/15/17	(3,467)
USD	182,808,506	JPY	20,728,656,446	Credit Suisse AG	3/15/17	(1,038,927)
USD	1,020,687	JPY	117,141,739	Credit Suisse AG	3/15/17	(18,271)
USD	595,713	JPY	69,528,684	Credit Suisse AG	3/15/17	(20,953)
USD	517,641	JPY	60,421,641	Credit Suisse AG	3/15/17	(18,253)
USD	4,116,755	JPY	481,822,905	Credit Suisse AG	3/15/17	(156,648)
USD	675,333	JPY	79,026,085	Credit Suisse AG	3/15/17	(25,569)
USD	1,464,384	JPY	168,645,150	Credit Suisse AG	3/15/17	(31,371)
USD	789,024	JPY	90,003,220	Credit Suisse AG	3/15/17	(9,236)
USD	529,920	JPY	60,733,262	JPMorgan Chase Bank N.A.	3/15/17	(8,738)
USD	7,654,353	KRW	8,966,615,395	UBS AG	3/15/17	(133,297)
USD	1,117,402	KRW	1,357,084,437	UBS AG	3/15/17	(61,248)
MXN	53,056,951	USD	2,403,490	JPMorgan Chase Bank N.A.	3/15/17	125,852
USD	4,016,466	MXN	82,839,585	JPMorgan Chase Bank N.A.	3/15/17	67,320
USD	2,410,807	MXN	50,496,765	JPMorgan Chase Bank N.A.	3/15/17	3,514
USD	20,110,192	MXN	433,137,340	JPMorgan Chase Bank N.A.	3/15/17	(538,424)
MYR	11,075,603	USD	2,466,177	Goldman Sachs & Co.	3/15/17	28,210
USD	4,259,922	MYR	18,903,403	Goldman Sachs & Co.	3/15/17	2,600
NOK	28,449,137	USD	3,309,795	JPMorgan Chase Bank N.A.	3/15/17	140,550
USD	56,710,585	NOK	475,271,562	JPMorgan Chase Bank N.A.	3/15/17	(930,912)
USD	2,463,936	NOK	21,351,733	JPMorgan Chase Bank N.A.	3/15/17	(125,627)
USD	3,214,506	NOK	28,086,370	JPMorgan Chase Bank N.A.	3/15/17	(191,842)
USD	2,389,620	NOK	20,853,179	JPMorgan Chase Bank N.A.	3/15/17	(139,478)
NZD	1,716,515	USD	1,219,464	JPMorgan Chase Bank N.A.	3/15/17	38,366
USD	2,325,577	NZD	3,378,235	JPMorgan Chase Bank N.A.	3/15/17	(149,931)
USD	6,981,587	PHP	349,777,505	UBS AG	3/15/17	(39,987)
USD	3,513,051	PLN	14,688,452	UBS AG	3/15/17	(152,352)
USD	4,903,009	PLN	20,844,167	UBS AG	3/15/17	(298,511)
RUB	307,685,012	USD	4,735,073	UBS AG	3/15/17	340,962
RUB	140,778,845	USD	2,269,163	UBS AG	3/15/17	53,337
SEK	44,271,690	USD	4,903,006	JPMorgan Chase Bank N.A.	3/15/17	168,442
USD	3,215,287	SEK	29,174,579	Goldman Sachs & Co.	3/15/17	(126,744)
USD	1,740,706	SEK	15,620,018	Goldman Sachs & Co.	3/15/17	(48,611)
USD	7,470,560	SGD	10,601,920	JPMorgan Chase Bank N.A.	3/15/17	(54,725)
USD	2,644,365	SGD	3,800,706	JPMorgan Chase Bank N.A.	3/15/17	(53,391)
USD	1,980,412	THB	70,591,008	UBS AG	3/15/17	(23,661)
TRY	8,237,560	USD	2,333,124	JPMorgan Chase Bank N.A.	3/15/17	(174,927)
TRY	8,763,859	USD	2,464,666	UBS AG	3/15/17	(168,582)
USD	6,115,025	TRY	21,688,158	JPMorgan Chase Bank N.A.	3/15/17	432,844
TWD	75,814,722	USD	2,368,211	UBS AG	3/15/17	69,688
TWD	78,938,946	USD	2,476,904	UBS AG	3/15/17	61,457
USD	2,371,804	TWD	75,814,722	UBS AG	3/15/17	(66,095)
ZAR	67,911,914	USD	4,833,932	JPMorgan Chase Bank N.A.	3/15/17	169,213
ZAR	33,564,955	USD	2,492,756	JPMorgan Chase Bank N.A.	3/15/17	(19,988)
USD	2,295,022	ZAR	31,959,804	JPMorgan Chase Bank N.A.	3/15/17	(59,492)
USD	2,470,195	ZAR	34,625,957	JPMorgan Chase Bank N.A.	3/15/17	(80,738)
USD	5,022,212	ZAR	67,671,796	JPMorgan Chase Bank N.A.	3/15/17	36,756
						(4,378,303)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
620	Euro-Schatz 2-Year Bonds	March 2017	75,111,054	22,455
25	Euro-Bund 10-Year Bonds	March 2017	4,375,482	4,279
230	U.S. Treasury 2-Year Notes	March 2017	49,863,281	17,914
40	U.S. Treasury Long Bonds	March 2017	6,033,750	(50,090)
59	U.S. Treasury Ultra Bonds	March 2017	9,480,563	108,867
109	Korean Treasury 10-Year Bonds	March 2017	11,748,851	17,634
			156,612,981	121,059
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)

155	Euro-Bobl 5-Year Bonds	March 2017	22,243,848	(35,380)
85	U.S. Treasury 10-Year Notes	March 2017	10,579,844	7,574
150	U.S. Treasury 10-Year Ultra Notes	March 2017	20,123,437	(230,727)
			52,947,129	(258,533)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 27 Index	4,670,000	Sell	5.00	12/20/21	3.52	167,433	316,455

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	22,369
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	14,564
Bank of America N.A.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	17,724
Barclays Bank plc	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	25,991
Barclays Bank plc	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	16,379
Barclays Bank plc	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/21/26	21,500
Goldman Sachs & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	26,895
Goldman Sachs & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	16,077
Goldman Sachs & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	16,213
Morgan Stanley & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	11/15/26	27,649
Morgan Stanley & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	17,589
Morgan Stanley & Co.	3,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.27	11/21/26	19,235
						$242,185

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $272,174,026, which represented 22.0% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,106,247.

(7)	Amount relates primarily to securities purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	580,774,187	—
Corporate Bonds	—	337,090,209	—
U.S. Government Agency Mortgage-Backed Securities	—	119,515,354	—
Asset-Backed Securities	—	64,478,954	—
Commercial Mortgage-Backed Securities	—	61,053,996	—
Collateralized Mortgage Obligations	—	59,460,273	—
U.S. Treasury Securities	—	52,766,226	—
Municipal Securities	—	6,593,522	—
U.S. Government Agency Securities	—	3,510,030	—
Temporary Cash Investments	11,639	20,705,000	—
	11,639	1,305,947,751	—
Other Financial Instruments
Futures Contracts	134,355	44,368	—
Swap Agreements	—	558,640	—
Forward Foreign Currency Exchange Contracts	—	3,803,343	—
	134,355	4,406,351	—

Liabilities
Other Financial Instruments
Futures Contracts	280,817	35,380	—
Forward Foreign Currency Exchange Contracts	—	8,181,646	—
	280,817	8,217,026	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,318,956,445
Gross tax appreciation of investments	$16,951,518
Gross tax depreciation of investments	(29,948,573)
Net tax appreciation (depreciation) of investments	$(12,997,055)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2017

International Bond - Schedule of Investments
JANUARY 31, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 77.2%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27(1)		$700,000	693,175
Australia — 2.0%
Australia Government Bond, 4.50%, 4/15/20	AUD	3,015,000	2,470,621
Australia Government Bond, 5.75%, 5/15/21	AUD	2,415,000	2,108,612
Australia Government Bond, 2.75%, 4/21/24	AUD	14,160,000	10,942,700
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,461,319
			17,983,252
Austria — 1.1%
Republic of Austria Government Bond, 3.50%, 9/15/21(1)	EUR	4,055,000	5,128,963
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	1,795,000	1,950,231
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,855,000	3,033,490
			10,112,684
Belgium — 2.0%
Kingdom of Belgium Government Bond, 3.00%, 9/28/19	EUR	2,900,000	3,420,160
Kingdom of Belgium Government Bond, 4.25%, 9/28/22	EUR	3,117,000	4,170,351
Kingdom of Belgium Government Bond, 2.25%, 6/22/23	EUR	7,385,000	9,033,622
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	535,000	871,968
			17,496,101
Canada — 5.6%
Canadian Government Bond, 1.50%, 3/1/17	CAD	10,560,000	8,121,847
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,930,000	3,882,281
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,757,782
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	8,655,000	6,927,600
Province of Ontario Canada, 4.40%, 6/2/19	CAD	11,115,000	9,174,592
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	928,079
Province of Quebec Canada, 3.00%, 9/1/23	CAD	8,826,000	7,154,889
Province of Quebec Canada, 5.75%, 12/1/36	CAD	5,300,000	5,529,903
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	784,018
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,765,000	1,395,860
			49,656,851
Colombia†
Colombia Government International Bond, 7.375%, 9/18/37		$300,000	375,000
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	33,900,000	1,721,378
Denmark — 0.5%
Denmark Government Bond, 7.00%, 11/10/24	DKK	8,270,000	1,833,073
Denmark Government Bond, 1.75%, 11/15/25	DKK	6,400,000	1,033,072
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,240,456
			4,106,601
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,072,110
Dominican Republic International Bond, 5.95%, 1/25/27(1)		800,000	802,000
			1,874,110
Egypt — 0.1%
Egypt Government International Bond, 6.125%, 1/31/22(1)		400,000	404,000

Egypt Government International Bond, 7.50%, 1/31/27(1)		400,000	401,000
			805,000
Finland — 0.4%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,760,000	3,862,627
France — 8.2%
French Republic Government Bond OAT, 1.00%, 5/25/19	EUR	6,900,000	7,700,921
French Republic Government Bond OAT, 0.00%, 5/25/21(2)	EUR	20,600,000	22,327,767
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	9,465,000	11,802,923
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	16,520,000	19,375,274
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,260,000	5,233,895
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,520,000	6,197,019
			72,637,799
Germany — 5.2%
Bundesobligation, 0.00%, 10/8/21(2)	EUR	6,000,000	6,600,385
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	7,215,000	8,026,767
Bundesrepublik Deutschland, 0.00%, 8/15/26(2)	EUR	19,745,000	20,581,492
Bundesrepublik Deutschland, 4.75%, 7/4/28	EUR	580,000	921,055
Bundesrepublik Deutschland, 4.75%, 7/4/40	EUR	1,920,000	3,687,163
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	4,270,000	6,100,947
			45,917,809
Ireland — 0.5%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,520,000	4,509,616
Italy — 6.0%
Italy Buoni Poliennali Del Tesoro, 0.10%, 4/15/19	EUR	3,700,000	3,988,616
Italy Buoni Poliennali Del Tesoro, 0.45%, 6/1/21	EUR	25,020,000	26,681,046
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	16,880,000	18,076,083
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	3,495,000	4,756,006
			53,501,751
Japan — 24.9%
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,405,400,000	50,436,793
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	4,590,600,000	42,860,086
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,060,350,000	24,221,102
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,948,500,000	33,493,870
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	919,200,000	9,400,592
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	5,735,150,000	60,830,509
			221,242,952
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	11,300,000	2,513,166
Mexico — 2.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	93,500,000	4,347,792
Mexican Bonos, 5.75%, 3/5/26	MXN	325,200,000	13,921,564
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	200,900
			18,470,256
Netherlands — 1.9%
Netherlands Government Bond, 4.00%, 7/15/19(1)	EUR	3,100,000	3,725,907
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	3,360,000	3,661,701
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	8,070,000	8,647,834
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	580,000	856,751
			16,892,193
New Zealand — 0.8%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	9,060,000	7,013,661
Norway — 2.5%
Norway Government Bond, 1.50%, 2/19/26(1)	NOK	183,000,000	21,821,863

Poland — 0.2%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	7,730,000	1,992,195
Portugal — 0.9%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(1)	EUR	7,880,000	7,810,632
Russia — 0.2%
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$900,000	1,545,980
Singapore — 0.8%
Singapore Government Bond, 2.375%, 4/1/17	SGD	6,150,000	4,375,503
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,186,635
			7,562,138
South Africa — 0.5%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	4,708,219
Spain — 4.1%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	12,310,000	14,852,784
Spain Government Bond, 5.85%, 1/31/22(1)	EUR	2,900,000	3,957,565
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	11,130,000	12,253,141
Spain Government Bond, 1.95%, 4/30/26(1)	EUR	1,775,000	1,982,821
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,220,000	3,471,804
			36,518,115
Sweden — 0.9%
Sweden Government Bond, 4.25%, 3/12/19	SEK	28,800,000	3,628,750
Sweden Government Bond, 3.50%, 6/1/22	SEK	25,100,000	3,390,367
Sweden Government Bond, 2.50%, 5/12/25	SEK	8,900,000	1,180,903
			8,200,020
Switzerland — 1.1%
Swiss Confederation Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,573,310
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,244,290
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	1,730,000	1,981,887
			9,799,487
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	90,200,000	2,802,314
Turkey — 0.2%
Turkey Government Bond, 8.00%, 3/12/25	TRY	4,500,000	1,019,035
Turkey Government International Bond, 6.00%, 3/25/27		$800,000	808,204
			1,827,239
United Kingdom — 3.4%
United Kingdom Gilt, 1.75%, 9/7/22	GBP	1,200,000	1,588,350
United Kingdom Gilt, 4.25%, 3/7/36	GBP	4,995,000	8,614,676
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,210,000	7,976,608
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,865,000	12,234,967
			30,414,601
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $705,213,011)			686,388,785
CORPORATE BONDS — 19.4%
Argentina — 0.1%
Pampa Energia SA, 7.50%, 1/24/27(1)		$1,000,000	989,750
Canada — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		650,000	668,687
Dominican Republic — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29(1)		1,500,000	1,541,250
France — 1.7%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,029,416
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	2,900,000	3,125,118
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,000,000	2,204,819

Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25	EUR	1,500,000	1,599,439
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,406,416
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,000,000	1,207,016
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	2,006,596
			15,578,820
Germany — 2.3%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,800,000	3,333,520
Bayer AG, VRN, 2.375%, 10/2/22	EUR	1,600,000	1,654,620
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,238,141
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	2,890,000	3,396,056
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23	EUR	4,415,000	6,096,824
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,000,000	2,634,616
			20,353,777
Ireland — 0.8%
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,600,000	1,890,310
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$400,000	403,500
GE Capital European Funding Unlimited Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	4,951,626
			7,245,436
Italy — 0.7%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,282,002
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,512,268
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20	EUR	1,000,000	1,145,256
			5,939,526
Luxembourg — 1.9%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,229,007
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	6,505,000	7,955,479
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	2,130,000	2,678,719
			16,863,205
Mexico — 0.1%
Cemex Finance LLC, 9.375%, 10/12/22		$600,000	654,180
Netherlands — 0.9%
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,108,630
Cooperatieve Rabobank UA, MTN, 4.375%, 6/7/21	EUR	3,000,000	3,816,701
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	778,125
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	700,000	810,259
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	1,716,002
			8,229,717
Spain — 0.3%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,317,449
Supranational — 3.8%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	9,136,646
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	7,100,000	8,849,424
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	7,146,603
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	8,873,915
			34,006,588
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,406,111
United Kingdom — 2.1%
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	1,600,000	1,721,254
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,699,426
HSBC Bank plc, MTN, VRN, 5.375%, 11/4/25	GBP	1,740,000	2,436,599
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,431,090
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	2,834,814

SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,347,812
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,150,110
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$1,360,000	1,369,683
			18,990,788
United States — 4.1%
AES Corp., 4.875%, 5/15/23		940,000	940,000
Ally Financial, Inc., 4.625%, 3/30/25		440,000	436,150
Ashland LLC, 4.75%, 8/15/22		900,000	923,625
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,153,665
Ball Corp., 4.00%, 11/15/23		$940,000	936,475
Calpine Corp., 5.875%, 1/15/24(1)		940,000	989,350
Calpine Corp., 5.75%, 1/15/25		940,000	925,900
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,240,000	1,286,773
CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,428,000
Concho Resources, Inc., 5.50%, 4/1/23		400,000	417,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,395,700
DaVita, Inc., 5.125%, 7/15/24		1,360,000	1,349,800
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/24(1)		500,000	547,726
First Data Corp., 5.00%, 1/15/24(1)		600,000	608,250
Frontier Communications Corp., 8.50%, 4/15/20		500,000	534,675
Frontier Communications Corp., 11.00%, 9/15/25		500,000	507,500
General Motors Co., 5.00%, 4/1/35		1,360,000	1,345,795
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,379,369
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	1,350,000	1,947,572
Hanesbrands, Inc., 4.625%, 5/15/24(1)		$500,000	500,000
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,438,200
International Lease Finance Corp., 6.25%, 5/15/19		1,360,000	1,470,609
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		500,000	502,500
Lennar Corp., 4.75%, 4/1/21		910,000	948,675
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,455,200
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	661,500
Sprint Communications, Inc., 9.00%, 11/15/18(1)		940,000	1,031,650
Steel Dynamics, Inc., 5.00%, 12/15/26(1)		600,000	612,000
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	404,252
Tenneco, Inc., 5.00%, 7/15/26		750,000	750,900
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		1,360,000	1,450,100
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,394,000
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	950,575
VEREIT Operating Partnership LP, 4.875%, 6/1/26		250,000	255,797
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,075,199
Western Digital Corp., 7.375%, 4/1/23(1)		$500,000	551,875
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,360,000	1,422,220
			36,928,577
TOTAL CORPORATE BONDS (Cost $185,571,714)			172,713,861
U.S. TREASURY SECURITIES — 1.3%
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26 (Cost $10,994,038)		11,579,235	11,333,859
Temporary Cash Investments — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $7,244,522), at 0.12%, dated 1/31/17, due 2/1/17 (Delivery value $7,101,024)			7,101,000
State Street Institutional U.S. Government Money Market Fund, Premier Class		4,698	4,698

U.S. Treasury Bills, 0.43%, 2/9/17(3)(4)	5,600,000	5,599,423
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,705,168)		12,705,121
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $914,483,931)		883,141,626
OTHER ASSETS AND LIABILITIES — 0.7%		5,954,223
TOTAL NET ASSETS — 100.0%		$889,095,849

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	6,933,292	USD	5,159,895	JPMorgan Chase Bank N.A.	3/15/17	93,173
USD	1,462,739	AUD	2,023,656	JPMorgan Chase Bank N.A.	3/15/17	(70,501)
BRL	5,641,485	USD	1,690,333	UBS AG	3/15/17	81,158
BRL	5,516,901	USD	1,703,536	UBS AG	3/15/17	28,834
USD	1,661,492	BRL	5,436,733	UBS AG	3/15/17	(45,704)
CAD	576,756	USD	431,109	JPMorgan Chase Bank N.A.	3/15/17	12,311
CAD	581,283	USD	429,299	JPMorgan Chase Bank N.A.	3/15/17	17,601
USD	1,014,789	CAD	1,347,335	JPMorgan Chase Bank N.A.	3/15/17	(21,065)
USD	455,542	CAD	617,774	JPMorgan Chase Bank N.A.	3/15/17	(19,412)
USD	1,487,122	CAD	2,018,523	JPMorgan Chase Bank N.A.	3/15/17	(64,751)
USD	1,180,859	CAD	1,569,282	JPMorgan Chase Bank N.A.	3/15/17	(25,630)
USD	5,343,952	CAD	7,034,083	JPMorgan Chase Bank N.A.	3/15/17	(63,967)
CHF	1,964,938	USD	1,961,016	Credit Suisse AG	3/15/17	29,217
USD	1,609,649	CHF	1,642,566	Credit Suisse AG	3/15/17	(54,063)
USD	998,630	CHF	1,011,567	Credit Suisse AG	3/15/17	(25,959)
CLP	119,625,274	USD	179,096	UBS AG	3/15/17	4,836
CNY	23,036,184	USD	3,310,748	UBS AG	3/15/17	29,821
USD	3,268,007	CNY	23,036,184	UBS AG	3/15/17	(72,561)
USD	1,712,478	COP	5,187,439,680	UBS AG	3/15/17	(48,457)
USD	251,758	CZK	6,280,697	UBS AG	3/15/17	192
DKK	2,951,605	USD	428,274	Goldman Sachs & Co.	3/15/17	997
EUR	54,792,734	USD	59,100,539	JPMorgan Chase Bank N.A.	3/15/17	152,162
EUR	1,035,227	USD	1,117,243	JPMorgan Chase Bank N.A.	3/15/17	2,249
EUR	2,030,214	USD	2,163,161	JPMorgan Chase Bank N.A.	3/15/17	32,307
EUR	3,118,053	USD	3,333,068	JPMorgan Chase Bank N.A.	3/15/17	38,786
EUR	715,988	USD	749,739	JPMorgan Chase Bank N.A.	3/15/17	24,528
EUR	782,427	USD	816,019	JPMorgan Chase Bank N.A.	3/15/17	30,095
EUR	639,468	USD	670,821	JPMorgan Chase Bank N.A.	3/15/17	20,698
EUR	1,269,060	USD	1,330,306	JPMorgan Chase Bank N.A.	3/15/17	42,052
EUR	425,313	USD	446,748	JPMorgan Chase Bank N.A.	3/15/17	13,184
EUR	475,936	USD	499,414	JPMorgan Chase Bank N.A.	3/15/17	15,261
EUR	877,480	USD	915,543	JPMorgan Chase Bank N.A.	3/15/17	33,361
EUR	644,891	USD	673,687	JPMorgan Chase Bank N.A.	3/15/17	23,697
EUR	1,535,717	USD	1,614,851	JPMorgan Chase Bank N.A.	3/15/17	45,869
EUR	1,725,142	USD	1,826,220	JPMorgan Chase Bank N.A.	3/15/17	39,344
EUR	1,026,283	USD	1,087,850	JPMorgan Chase Bank N.A.	3/15/17	21,970
EUR	475,921	USD	501,697	JPMorgan Chase Bank N.A.	3/15/17	12,963
EUR	4,516,918	USD	4,835,872	JPMorgan Chase Bank N.A.	3/15/17	48,711
EUR	595,799	USD	639,398	JPMorgan Chase Bank N.A.	3/15/17	4,897

EUR	3,289,191	USD	3,543,330	JPMorgan Chase Bank N.A.	3/15/17	13,591
USD	687,720	EUR	643,437	JPMorgan Chase Bank N.A.	3/15/17	(8,091)
USD	3,143,642	EUR	2,942,108	JPMorgan Chase Bank N.A.	3/15/17	(37,944)
USD	517,443	EUR	490,056	JPMorgan Chase Bank N.A.	3/15/17	(12,502)
USD	691,060	EUR	658,890	JPMorgan Chase Bank N.A.	3/15/17	(21,462)
USD	1,940,238	EUR	1,851,893	JPMorgan Chase Bank N.A.	3/15/17	(62,394)
USD	2,187,488	EUR	2,080,596	JPMorgan Chase Bank N.A.	3/15/17	(62,462)
USD	746,487	EUR	711,505	JPMorgan Chase Bank N.A.	3/15/17	(22,933)
USD	1,535,325	EUR	1,473,436	JPMorgan Chase Bank N.A.	3/15/17	(58,045)
USD	922,661	EUR	877,897	JPMorgan Chase Bank N.A.	3/15/17	(26,694)
USD	760,799	EUR	726,025	JPMorgan Chase Bank N.A.	3/15/17	(24,322)
USD	1,030,856	EUR	974,962	JPMorgan Chase Bank N.A.	3/15/17	(23,464)
USD	412,135	EUR	389,043	JPMorgan Chase Bank N.A.	3/15/17	(8,575)
USD	22,581,454	EUR	21,053,516	JPMorgan Chase Bank N.A.	3/15/17	(185,756)
USD	3,609,225	EUR	3,380,532	JPMorgan Chase Bank N.A.	3/15/17	(46,472)
USD	693,804	EUR	648,476	JPMorgan Chase Bank N.A.	3/15/17	(7,456)
USD	2,003,828	EUR	1,864,618	JPMorgan Chase Bank N.A.	3/15/17	(12,564)
USD	19,312,394	EUR	17,946,237	JPMorgan Chase Bank N.A.	3/15/17	(94,613)
USD	4,755,605	EUR	4,410,607	JPMorgan Chase Bank N.A.	3/15/17	(14,013)
USD	1,567,475	EUR	1,463,419	JPMorgan Chase Bank N.A.	3/15/17	(15,062)
USD	3,441,747	EUR	3,184,798	JPMorgan Chase Bank N.A.	3/15/17	(2,284)
USD	1,765,674	EUR	1,631,206	JPMorgan Chase Bank N.A.	3/15/17	1,693
USD	1,094,850	EUR	1,044,247	UBS AG	3/15/17	(34,395)
GBP	5,803,372	USD	7,393,322	UBS AG	3/15/17	(86,246)
GBP	788,249	USD	1,003,551	UBS AG	3/15/17	(11,060)
GBP	401,752	USD	492,966	UBS AG	3/15/17	12,884
GBP	312,570	USD	382,879	UBS AG	3/15/17	10,681
GBP	129,927	USD	160,775	UBS AG	3/15/17	2,817
GBP	17,757,992	USD	22,010,588	UBS AG	3/15/17	348,655
USD	961,108	GBP	776,904	UBS AG	3/15/17	(17,099)
USD	385,639	GBP	313,266	UBS AG	3/15/17	(8,797)
USD	952,513	GBP	766,762	UBS AG	3/15/17	(12,924)
USD	3,144,483	GBP	2,557,280	UBS AG	3/15/17	(75,411)
USD	496,565	GBP	394,400	UBS AG	3/15/17	(27)
USD	1,687,372	GBP	1,377,048	UBS AG	3/15/17	(46,480)
HKD	2,257,606	USD	291,281	UBS AG	3/15/17	(178)
USD	3,489,321	HUF	1,016,509,073	UBS AG	3/16/17	(54,851)
USD	1,784,115	HUF	525,270,359	UBS AG	3/16/17	(47,298)
IDR	46,656,187,655	USD	3,493,014	UBS AG	3/15/17	(11,144)
ILS	7,582,830	USD	1,999,308	JPMorgan Chase Bank N.A.	3/15/17	14,305
INR	235,070,400	USD	3,435,697	UBS AG	3/15/17	30,563
INR	113,428,107	USD	1,659,349	UBS AG	3/15/17	13,220
JPY	6,200,793,731	USD	54,685,543	Credit Suisse AG	3/15/17	310,786
JPY	143,913,748	USD	1,265,844	Credit Suisse AG	3/15/17	10,562
JPY	57,877,522	USD	505,869	Credit Suisse AG	3/15/17	7,460
JPY	198,143,553	USD	1,685,252	Credit Suisse AG	3/15/17	72,130
JPY	271,534,342	USD	2,322,170	Credit Suisse AG	3/15/17	86,133
JPY	129,505,012	USD	1,115,240	Credit Suisse AG	3/15/17	33,371
JPY	100,714,425	USD	867,271	Credit Suisse AG	3/15/17	25,990

JPY	289,310,703	USD	2,536,411	Credit Suisse AG	3/15/17	29,555
JPY	72,769,517	USD	632,883	Credit Suisse AG	3/15/17	12,527
JPY	42,772,983	USD	380,441	Credit Suisse AG	3/15/17	(1,077)
JPY	61,475,142	USD	534,060	JPMorgan Chase Bank N.A.	3/15/17	11,178
USD	719,703	JPY	82,331,184	Credit Suisse AG	3/15/17	(10,512)
USD	785,475	JPY	91,917,102	Credit Suisse AG	3/15/17	(29,760)
USD	4,096,624	JPY	479,466,809	Credit Suisse AG	3/15/17	(155,882)
USD	992,298	JPY	115,325,037	Credit Suisse AG	3/15/17	(30,548)
USD	237,853	JPY	27,833,088	Credit Suisse AG	3/15/17	(9,005)
USD	919,087	JPY	105,748,333	Credit Suisse AG	3/15/17	(18,820)
USD	1,413,623	JPY	164,106,058	Credit Suisse AG	3/15/17	(41,873)
USD	3,878,267	JPY	453,865,806	JPMorgan Chase Bank N.A.	3/15/17	(147,178)
USD	3,861,188	JPY	440,497,868	JPMorgan Chase Bank N.A.	3/15/17	(45,693)
KRW	16,017,931,074	USD	13,673,710	UBS AG	3/15/17	238,122
USD	542,675	KRW	651,566,791	UBS AG	3/15/17	(23,221)
MXN	2,172,542	USD	105,335	JPMorgan Chase Bank N.A.	3/15/17	(1,766)
MXN	31,223,219	USD	1,414,418	JPMorgan Chase Bank N.A.	3/15/17	74,062
USD	1,620,322	MXN	33,939,264	JPMorgan Chase Bank N.A.	3/15/17	2,362
USD	13,618,981	MXN	293,328,328	JPMorgan Chase Bank N.A.	3/15/17	(364,630)
MYR	8,264,387	USD	1,840,211	Goldman Sachs & Co.	3/15/17	21,050
USD	171,150	MYR	759,477	Goldman Sachs & Co.	3/15/17	104
NOK	230,242,892	USD	27,493,576	JPMorgan Chase Bank N.A.	3/15/17	430,554
USD	43,784,584	NOK	366,943,274	JPMorgan Chase Bank N.A.	3/15/17	(718,730)
USD	1,809,166	NOK	15,677,694	JPMorgan Chase Bank N.A.	3/15/17	(92,243)
USD	1,666,660	NOK	14,544,224	JPMorgan Chase Bank N.A.	3/15/17	(97,280)
USD	2,742,682	NZD	3,860,594	JPMorgan Chase Bank N.A.	3/15/17	(86,289)
USD	1,665,847	NZD	2,419,882	JPMorgan Chase Bank N.A.	3/15/17	(107,398)
USD	5,080,090	PHP	254,512,510	UBS AG	3/15/17	(29,096)
USD	536,753	PLN	2,244,222	UBS AG	3/15/17	(23,278)
USD	3,354,975	PLN	14,263,010	UBS AG	3/15/17	(204,262)
RUB	102,772,072	USD	1,656,545	UBS AG	3/15/17	38,937
RUB	308,187,179	USD	4,742,801	UBS AG	3/15/17	341,518
SEK	1,004,981	USD	110,757	Goldman Sachs & Co.	3/15/17	4,366
SEK	33,511,674	USD	3,711,354	JPMorgan Chase Bank N.A.	3/15/17	127,503
USD	1,182,617	SEK	10,612,073	Goldman Sachs & Co.	3/15/17	(33,026)
USD	8,972,038	SGD	12,732,757	JPMorgan Chase Bank N.A.	3/15/17	(65,724)
USD	1,756,609	SGD	2,524,748	JPMorgan Chase Bank N.A.	3/15/17	(35,467)
THB	35,746,295	USD	1,002,853	UBS AG	3/15/17	11,982
TRY	5,943,233	USD	1,683,302	JPMorgan Chase Bank N.A.	3/15/17	(126,207)
TRY	6,342,993	USD	1,783,844	UBS AG	3/15/17	(122,014)
USD	4,545,304	TRY	16,120,831	JPMorgan Chase Bank N.A.	3/15/17	321,734
TWD	53,302,389	USD	1,664,997	UBS AG	3/15/17	48,995
TWD	56,037,166	USD	1,758,305	UBS AG	3/15/17	43,627
USD	1,667,524	TWD	53,302,389	UBS AG	3/15/17	(46,469)
ZAR	49,034,762	USD	3,490,267	JPMorgan Chase Bank N.A.	3/15/17	122,178
ZAR	24,019,204	USD	1,783,825	JPMorgan Chase Bank N.A.	3/15/17	(14,304)
USD	1,469,562	ZAR	20,464,690	JPMorgan Chase Bank N.A.	3/15/17	(38,095)
USD	1,653,999	ZAR	23,184,931	JPMorgan Chase Bank N.A.	3/15/17	(54,060)
USD	3,610,173	ZAR	48,645,273	JPMorgan Chase Bank N.A.	3/15/17	26,422
						(637,104)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
240	Euro-Schatz 2-Year Bonds	March 2017	29,075,246	8,692
142	Korean Treasury 10-Year Bonds	March 2017	15,305,843	22,972
			44,381,089	31,664
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
150	Euro-Bobl 5-Year Bonds	March 2017	21,526,305	(34,239)
112	U.S. Treasury 5-Year Notes	March 2017	13,201,125	(8,828)
8	U.S. Treasury Long Bonds	March 2017	1,206,750	919
104	U.S. Treasury 10-Year Notes	March 2017	12,944,750	2,821
89	U.S. Treasury 10-Year Ultra Notes	March 2017	11,939,906	(102,305)
			60,818,836	(141,632)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 27 Index	3,230,000	Sell	5.00	12/20/21	3.52	115,793	218,876

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	16,404
Bank of America N.A.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	10,680
Bank of America N.A.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	12,998
Barclays Bank plc	2,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	17,327
Barclays Bank plc	2,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	10,919
Barclays Bank plc	2,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/21/26	14,333
Goldman Sachs & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.25	11/15/26	19,723
Goldman Sachs & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	11,790
Goldman Sachs & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	11,890
Morgan Stanley & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	11/15/26	20,276
Morgan Stanley & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/16/26	12,898
Morgan Stanley & Co.	2,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.27	11/21/26	14,106
						173,344

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $118,413,404, which represented 13.3% of total net assets.

(2)	Security is a zero-coupon bond.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,202,859.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	686,388,785	—
Corporate Bonds	—	172,713,861	—
U.S. Treasury Securities	—	11,333,859	—
Temporary Cash Investments	4,698	12,700,423	—
	4,698	883,136,928	—
Other Financial Instruments
Futures Contracts	3,740	31,664	—
Swap Agreements	—	392,220	—
Forward Foreign Currency Exchange Contracts	—	3,801,891	—
	3,740	4,225,775	—

Liabilities
Other Financial Instruments
Futures Contracts	111,133	34,239	—
Forward Foreign Currency Exchange Contracts	—	4,438,995	—
	111,133	4,473,234	—

3. Federal Tax Information

As of January 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$915,500,742
Gross tax appreciation of investments	$12,048,318
Gross tax depreciation of investments	(44,407,434)
Net tax appreciation (depreciation) of investments	$(32,359,116)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2017